Amplify Junior Silver Miners ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Materials - 99.9%(a)
AbraSilver Resource Corp. (b)	1,838,953	$2,992,039
Adriatic Metals PLC (b)	5,632,141	13,599,825
Aftermath Silver Ltd. (b)	4,935,125	1,458,370
Americas Gold & Silver Corp. (b)	5,868,371	2,205,921
Andean Precious Metals Corp. (b)	820,859	639,245
Artemis Gold, Inc. (b)	2,255,063	21,559,669
Avino Silver & Gold Mines Ltd. (b)	3,061,192	2,696,910
Aya Gold & Silver, Inc. (b)	3,226,199	24,092,183
Boliden AB	379,333	10,659,809
Chesapeake Gold Corp. (b)	275,881	163,050
Cia de Minas Buenaventura SAA - ADR	3,323,382	38,285,361
Coeur Mining, Inc. (b)	13,343,775	76,326,393
Copper Fox Metals, Inc. (b)	1,875,547	326,023
Dolly Varden Silver Corp. (b)	3,413,860	2,278,755
Endeavour Silver Corp. (b)	11,178,812	40,914,452
Falco Resources Ltd. (b)	2,592,209	531,707
First Majestic Silver Corp. (c)	13,535,829	74,311,701
First Mining Gold Corp. (b)	12,949,922	1,080,511
Fortuna Mining Corp. (b)	7,542,803	32,358,625
Franco-Nevada Corp.	226,546	26,639,544
Fresnillo PLC	3,818,484	29,721,690
GoGold Resources, Inc. (b)	4,282,866	3,305,508
Guanajuato Silver Co. Ltd. (b)	6,097,415	720,735
Hecla Mining Co.	15,885,647	77,998,527
Hochschild Mining PLC (b)	5,046,150	13,524,317
Hycroft Mining Holding Corp. (b)(c)	868,376	1,919,111
IMPACT Silver Corp. (b)	3,303,095	482,304
Industrias Penoles SAB de CV (b)	1,867,087	23,831,619
KGHM Polska Miedz SA	221,610	6,169,842
Kingsgate Consolidated, Ltd. (b)	1,769,991	1,408,216
MAG Silver Corp. (b)	2,673,931	36,365,462
Manuka Resources Ltd. (b)	5,708,351	98,961
McEwen Mining, Inc. (b)	1,003,830	7,809,797
Osisko Gold Royalties Ltd.	1,889,974	34,208,529
Pan American Silver Corp.	1,184,389	23,948,346
Panoro Minerals Ltd. (b)	1,668,480	371,237
Paramount Gold Nevada Corp. (b)	825,074	282,175
Royal Gold, Inc.	90,440	11,924,514
Santacruz Silver Mining Ltd. (b)	3,528,337	674,658
Seabridge Gold, Inc. (b)	2,755,267	31,437,597
Sierra Metals, Inc. (b)	496,577	290,032
Silver Mines Ltd. (b)	50,792,487	2,452,953
Silvercorp Metals, Inc.	7,556,081	22,668,243
Skeena Resources Ltd. (b)	2,015,635	17,518,730
Sombrero Resources, Inc. (b)	585,867	71,573
SSR Mining, Inc.	3,174,367	22,093,594
Trevali Mining Corp. (b)(d)	967,999	0
Trilogy Metals, Inc. (b)	1,848,427	2,144,175
Triple Flag Precious Metals Corp.	1,717,347	25,828,899
Tudor Gold Corp. - Class A (b)	2,507,191	1,202,866
Volcan Cia Minera SAA (b)	14,566,849	806,491
Western Copper & Gold Corp. (b)	2,482,391	2,606,511
Wheaton Precious Metals Corp.	960,787	54,034,661
		831,041,966
TOTAL COMMON STOCKS (Cost $806,398,945)		831,041,966

SHORT-TERM INVESTMENTS - 7.0%		Value
Investments Purchased with Proceeds from Securities Lending - 0.4%
First American Government Obligations Fund - Class X, 4.39% (e)	3,197,684	3,197,684

Money Market Funds - 6.6%
Invesco Government & Agency Portfolio - Institutional Class, 4.42% (e)	55,001,123	55,001,123
TOTAL SHORT-TERM INVESTMENTS (Cost $58,198,807)		58,198,807

TOTAL INVESTMENTS - 106.9% (Cost $864,597,752)		889,240,773
Liabilities in Excess of Other Assets - (6.9)%		(57,685,109)
TOTAL NET ASSETS - 100.0%		$831,555,664
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,134,218 which represented 0.4% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Junior Silver Miners ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$830,970,393	$71,573	$–	(a)	$831,041,966
Investments Purchased with Proceeds from Securities Lending	3,197,684	–	–		3,197,684
Money Market Funds	55,001,123	–	–		55,001,123
Total Investments	$889,169,200	$71,573	$–	(a)	$889,240,773

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
Canada	$499,938,568	60.1%
United States	248,743,121	29.9
Mexico	53,553,309	6.5
Peru	52,616,169	6.3
United Kingdom	13,599,825	1.6
Sweden	10,659,809	1.3
Poland	6,169,842	0.7
Australia	3,960,130	0.5
Liabilities in Excess of Other Assets	(57,685,109)	(6.9)
	$831,555,664	100.0%

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.